Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.

jfeinourjr@stradley.com

215.564.8521

1933 Act Rule 497(e)

1933 Act File No. 333-212418

1940 Act File No. 811-23167

March 23, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	OSI ETF Trust (the “Trust”)

File Nos. 333-212418 and 811-23167

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement to the prospectus dated October 31, 2017 relating to the O'Shares FTSE Russell Small Cap Quality Dividend ETF, a series of the Trust, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 5, 2018 (Accession No. 0001137439-18-000038) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely,

/s/ J. Stephen Feinour, Jr.

J. Stephen Feinour, Jr.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase